CONSOLIDATED STATEMENTS OF INCOME (FY) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES, net	$ 161,790,762	$ 144,231,479	$ 101,402,007
OPERATING EXPENSES
Cost of revenues	7,629,965	7,073,728	6,304,059
Sales and marketing	30,716,015	39,745,946	17,798,973
Product development	27,142,129	29,496,687	20,033,481
General and administrative	51,127,116	56,465,609	38,934,680
Depreciation and amortization	3,977,805	5,162,595	2,148,628
Total operating expenses	120,593,030	137,944,565	85,219,821
INCOME FROM OPERATIONS	41,197,732	6,286,914	16,182,186
OTHER EXPENSE
Interest expense	(2,116)	(124,220)	(621,462)
Other expense, net	(2,365,623)	(5,217,334)	(1,206,475)
Total other expense	(2,367,739)	(5,341,554)	(1,827,937)
Income before income taxes	38,829,993	945,360	14,354,249
LOSS FROM DISCONTINUED OPERATIONS	0	0	(1,674,738)
INCOME BEFORE PROVISION FOR INCOME TAXES	38,829,993	945,360	12,679,511
Provision for income taxes	0	1,321,045	0
NET INCOME (LOSS)	$ 38,829,993	$ (375,685)	$ 12,679,511
EARNINGS (LOSS) PER UNIT
Basic earnings (loss) per Class A-1, A-2 and A-3 units from continuing operations (in dollars per share)	$ 43.18	$ (0.42)	$ 16.95
Diluted earnings (loss) per Class A-1, A-2 and A-3 units from continuing operations (in dollars per share)	43.18	(0.42)	16.95
Basic loss per Class A-1, A-2 and A-3 units from discontinued operations (in dollars per share)	0	0	(1.98)
Diluted loss per Class A-1, A-2 and A-3 units from discontinued operations (in dollars per share)	0	0	(1.98)
Basic earnings (loss) per Class A-1, A-2 and A-3 units (in dollars per share)	43.18	(0.42)	14.97
Diluted earnings (loss) per Class A-1, A-2 and A-3 units (in dollars per share)	$ 43.18	$ (0.42)	$ 14.97
Basic weighted-average number of units outstanding (in shares)	899,160	899,160	847,024
Diluted weighted-average number of units outstanding(in shares)	899,160	899,160	847,024